Segments of Operations - Assets by segment (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total assets	$ 45,893	$ 40,801	$ 38,120
Annuity
Segment Reporting Information [Line Items]
Total assets	45,217	40,115	37,392
Run-off Life
Segment Reporting Information [Line Items]
Total assets	$ 676	$ 686	$ 728